Financial Assets - Summary of Loans (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Loans		¥ 611,638	¥ 450,251
Net value	[1]	608,920	450,251
Impairment [member]
Disclosure of financial assets [line items]
Loans		(2,718)
Policy loans [member]
Disclosure of financial assets [line items]
Loans	[2]	174,872	142,165
Other loans [member]
Disclosure of financial assets [line items]
Loans		¥ 436,766	¥ 308,086

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
[2]	As at 31 December 2019, maturities of policy loans were within 6 months (as at 31 December 2018: same).